Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) - Foreign Exchange Contracts - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Derivatives Designated As Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		$ 8,487	$ (28,845)
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	28,177	(5,081)
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	[2]	1,522	1,039
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	[2]	$ 4,186	$ (13,314)

[1]	Presented as part of revenues/cost of
[2]	Presented as part of financial income (expenses), net